Basis of Presentation and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A
Concentration Risk [Line Items]
Major customer revenue percentage	0.00%	11.00%	14.00%
Customer B
Concentration Risk [Line Items]
Major customer revenue percentage	33.00%	20.00%	19.00%
Customer C
Concentration Risk [Line Items]
Major customer revenue percentage	0.00%	0.00%	13.00%
Customer D
Concentration Risk [Line Items]
Major customer revenue percentage	40.00%	31.00%	15.00%
Customer E
Concentration Risk [Line Items]
Major customer revenue percentage	0.00%	14.00%	13.00%
Customer F
Concentration Risk [Line Items]
Major customer revenue percentage	0.00%	18.00%	15.00%